Impairment of Goodwill and Long-Lived Assets - Forecasted Inflation Rates Used in Cash Flow Projections (Detail)	12 Months Ended
Dec. 31, 2012
2013 [Member] | Russia entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	7.00%
2013 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	3.00%
2013 [Member] | Bulgaria entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2013 [Member] | Romania entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2013 [Member] | Other European countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2013 [Member] | Kazakhstan [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	7.00%
2013 [Member] | Ukraine entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	7.00%
2014 [Member] | Russia entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2014 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2014 [Member] | Bulgaria entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2014 [Member] | Romania entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2014 [Member] | Other European countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2014 [Member] | Kazakhstan [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2014 [Member] | Ukraine entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2015 [Member] | Russia entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2015 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2015 [Member] | Bulgaria entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2015 [Member] | Romania entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2015 [Member] | Other European countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2015 [Member] | Kazakhstan [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2015 [Member] | Ukraine entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2016 [Member] | Russia entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2016 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2016 [Member] | Bulgaria entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2016 [Member] | Romania entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2016 [Member] | Other European countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2016 [Member] | Kazakhstan [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2016 [Member] | Ukraine entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2017 [Member] | Russia entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2017 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2017 [Member] | Bulgaria entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2017 [Member] | Romania entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2017 [Member] | Other European countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2017 [Member] | Kazakhstan [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%
2017 [Member] | Ukraine entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	6.00%